INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income (loss) before income tax expense	$ 3,346	$ (4,553)	$ 1,630
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense	3,977	(2,505)	(1,944)
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense	$ (631)	$ (2,048)	$ 3,574